Annual Total Returns - Software and IT Services Portfolio [BarChart] - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-24 - Software and IT Services Portfolio - Software and IT Services Portfolio-Default
Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	18.06%
Annual Return 2013	51.12%
Annual Return 2014	8.22%
Annual Return 2015	10.47%
Annual Return 2016	10.31%
Annual Return 2017	38.53%
Annual Return 2018	4.19%
Annual Return 2019	38.87%
Annual Return 2020	45.37%
Annual Return 2021	18.12%